Employee benefits - Labor expenses - Components - Benefit for competitiveness and employment tax credit (Details) € in Millions	12 Months Ended
Dec. 31, 2018 EUR (€)
FRANCE
Disclosure of geographical areas [line items]
Benefit for competitiveness and employment tax credit	€ 85